Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)
The following is a summary of our unaudited quarterly results of operations for 2017 and 2016.

	2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Rental income	$69,296	$69,887	$70,179	$107,170
Net income (loss) available for common shareholders per common share	$7,415	$11,677	$10,989	$(18,266)
Net income (loss) available for common shareholders per common share (basic and diluted)	$0.10	$0.16	$0.11	$(0.18)
Common distributions declared	$0.43	$0.43	$0.43	$0.43

	2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Rental income	$63,611	$64,061	$64,478	$66,030
Net income available for common shareholders	$17,387	$16,813	$11,578	$12,065
Net income available for common shareholders per common share (basic and diluted)	$0.24	$0.24	$0.16	$0.17
Common distributions declared	$0.43	$0.43	$0.43	$0.43